Schedule of general and administrative expenses (Details) (Parenthetical) kr in Thousands	6 Months Ended
Jun. 30, 2026 SEK (kr)
Notes and other explanatory information [abstract]
Employee expense	kr 244,780
Professional services cost	kr 202,912